CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Total equity before NCI	Common shares	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income/(loss)	Retained Earnings	Non-controlling interest
Beginning Balance, shares (Predecessor) at Dec. 31, 2015			985,000,000
Beginning balance (Predecessor) at Dec. 31, 2015	$ 10,068	$ 9,453		$ 3,275	$ 1,956	$ (142)	$ 3,379	$ 615
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury shares, shares | Predecessor			(8,000,000)
Purchase of treasury shares | Predecessor	(10)	(10)		(2)
Share-based compensation charge | Predecessor	7	7		7
Cash settlement of vested restricted stock units | Predecessor	(1)	(1)		(1)
Conversion of convertible bond, shares | Predecessor			31,000,000
Conversion of convertible bond | Predecessor	58	58		27
Recognition of non-controlling interest | Predecessor	6							6
Other comprehensive income (loss) | Predecessor	203	195				195		8
Distributions to non-controlling interests | Predecessor	$ (113)							(113)
Issuance of Successor common stock, shares | Predecessor	15,684,340
Issuance of Successor common stock | Predecessor	$ 31
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Redeemable Noncontrolling Interest | Predecessor	(155)	(181)					(181)	26
Net loss | Predecessor	(155)
Ending Balance, Shares (Predecessor) at Dec. 31, 2016			1,008,000,000
Ending balance (Predecessor) at Dec. 31, 2016	10,063	9,521		3,306	1,956	53	3,198	542
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation charge | Predecessor	7	7		7
Cash settlement of vested restricted stock units | Predecessor	0
Other comprehensive income (loss) | Predecessor	5	5				5
Distributions to non-controlling interests | Predecessor	$ (14)							(14)
Issuance of Successor common stock, shares	15,684,340
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Redeemable Noncontrolling Interest | Predecessor	$ (3,102)	(2,973)					(2,973)	(129)
Net loss | Predecessor	$ (3,102)
Ending Balance, Shares (Predecessor) at Dec. 31, 2017	504,518,940		1,008,000,000
Ending balance (Predecessor) at Dec. 31, 2017	$ 6,959	6,560		3,313	1,956	58	225	399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of accounting standards update | Predecessor | ASU 2016-01 - Financial Instruments	0					(31)	31
Effect of accounting standards update | Predecessor | ASU 2016-16 - Income Taxes	(84)	(59)					(59)	(25)
Effect of accounting standards update | Predecessor | ASU 2016-09 - Revenue from contracts	7	7					7
Share-based compensation charge | Predecessor	9	9		9
Cash settlement of vested restricted stock units | Predecessor	0
Other comprehensive income (loss) | Predecessor	0
Distributions to non-controlling interests | Predecessor	0	(43)					(43)	43
Revaluation of redeemable non-controlling interest | Predecessor	(23)	127					127	(150)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Redeemable Noncontrolling Interest | Predecessor	(3,887)	(3,881)					(3,881)	(6)
Net loss | Predecessor	(3,885)
Ending balance, fresh-start adjusted, shares (Predecessor) at Jul. 01, 2018			0
Ending balance, fresh-start adjusted (Predecessor) at Jul. 01, 2018	154	0		0	0	0	0	154
Ending Balance, Shares (Predecessor) at Jul. 01, 2018			1,008,000,000
Ending balance (Predecessor) at Jul. 01, 2018	2,981	2,720		3,322	1,956	27	(3,593)	261
Ending balance at Jul. 01, 2018						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Successor common stock	1,080
Ending Balance, Shares at Jul. 02, 2018			10,000,000
Ending balance at Jul. 02, 2018	3,655	3,501		3,491	0	0	0	154
Beginning Balance, shares (Predecessor) at Jul. 01, 2018			1,008,000,000
Beginning balance (Predecessor) at Jul. 01, 2018	2,981	2,720		3,322	1,956	27	(3,593)	261
Beginning balance at Jul. 01, 2018						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash settlement of vested restricted stock units	0
Other comprehensive income (loss)	(7)	(7)				(7)
Revaluation of redeemable non-controlling interest	(9)	(9)					(9)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Redeemable Noncontrolling Interest	(604)	(602)					(602)	(2)
Net loss	$ (605)
Ending Balance, Shares at Dec. 31, 2018	100,000,000		10,000,000
Ending balance at Dec. 31, 2018	$ 3,035	$ 2,883		$ 3,491	$ 0	$ (7)	$ (611)	$ 152